Related Party Transactions (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of $10 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that we may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in this offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Our advisor will also be responsible for paying our cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of this offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of June 30, 2011, $300,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. We intend to reimburse the advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	We will reimburse our advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. We anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	We will reimburse our advisor for the expenses it incurs in connection with its provision of services to us other than personnel costs in connection with services for which our advisor receives asset management fees.

Transaction with Affiliate

For the six months ended June 30, 2011, the Company incurred $123,753 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense have been expensed as incurred in the accompanying statements of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised. The amount due to affiliate on the accompanying balance sheets represent these non-interest bearing advances made by the Advisor, of which $105,597 is due upon breaking escrow. The amount related to organization and offering costs will be reimbursed to the advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period.

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of $10.00 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that the Company may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in its offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Advisor will also be responsible for paying the Company's cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of its offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of December 31, 2010, $260,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. The Company intends to reimburse the Advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	The Company will reimburse the Advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. The Company anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	The Company will reimburse the Advisor for the expenses it incurs in connection with its provision of services to the Company other than personnel costs in connection with services for which the Advisor receives asset management fees.

Transaction with Affiliate

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of $10.00 per share. As of December 31, 2010, the Company incurred $1,660,481 of offering and organization costs and $73,338 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense has been expensed as incurred in the accompanying statement of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised.

The amount due to affiliate on the accompanying balance sheet represents these non-interest bearing advances made by the Advisor, of which $16,055 is currently payable. The amount related to organization and offering costs will be reimbursed to the advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period. Although we intend to reimburse the Advisor for organization and offering costs incurred on behalf of the Company, no amount will be payable if we do not meet the minimum offering requirements.